SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED COSTS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade accounts payable and accrued liabilities	$ 172,521	$ 255,965
GST payable	1,040	74,852
Accounts payable and accrued liabilities	$ 173,561	$ 330,817